Investment in joint venture - Sensitivity analysis (Details) - Asanko Gold Mine (AGM) [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Investment In Joint Venture [Line Items]
Gold price (weighted average) assumption, sensitivity	+/- $100/oz
Gold price (weighted average) sensitivity, increase impact on recoverable amount (100% basis)	$ 98.6
Gold price (weighted average) sensitivity, decrease impact on recoverable amount (100% basis)	$ 130.3
Discount rate, assumption, sensitivity	+/- 1.0
Discount rate, sensitivity, increase impact on recoverable amount (100% basis)	$ 7.9
Discount rate, sensitivity, decrease impact on recoverable amount (100% basis)	$ 7.4